Transactions with Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 875	$ 319
Argosy Insurance Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 379	$ 356